Warrants (Details Textual) - $ / shares	1 Months Ended		12 Months Ended
	Apr. 28, 2016	Apr. 21, 2016	Dec. 31, 2018	Dec. 31, 2017	Jan. 10, 2012	Apr. 21, 2010
Warrants (Textual)
Aggregate common stock shares			275,000
warrants issued			1,000,000	1,000,000
warrants outstanding			1,000,000	1,000,000
Insitutional Investors, FT Global [Member]
Warrants (Textual)
Aggregate common stock shares		293,880
Warrants repurchased		1,116,744
Warrant repurchase price		$ 3.80
Institutional Investors [Member]
Warrants (Textual)
Warrants issued for services			220,410
Common shares offering price			$ 9.12
Aggregate common stock shares			734,700
Ft Global Capital Inc Member [Member]
Warrants (Textual)
Warrants issued for services			73,470
Aggregate purchase price			$ 11.86
Warrant expiration term			42 months
Hangzhou Lianluo Ltd [Member]
Warrants (Textual)
Warrants issued for services	1,000,000
Aggregate common stock shares	1,000,000
Exercise price	$ 2.20
Anderson Strudwick Incorporated [Member]
Warrants (Textual)
Warrants issued for services						150,000
Hawk Associates Inc [Member]
Warrants (Textual)
Warrants issued for services						7,500
Firs Trust Group, Inc [Member]
Warrants (Textual)
Warrants issued for services					100,000